Financial assets and liabilities (Details Narrative)			1 Months Ended			12 Months Ended
	Oct. 13, 2022 USD ($)	Jun. 12, 2021 ARS ($)	Jun. 15, 2021 ARS ($)	Aug. 26, 2020 ARS ($)	Jul. 31, 2020 ARS ($)	Dec. 31, 2022 ARS ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2022 USD ($)	Sep. 02, 2020 USD ($)	Sep. 12, 2019 ARS ($)	Jul. 23, 2019 ARS ($)	Jun. 21, 2019 ARS ($)	May 24, 2019 ARS ($)	May 15, 2019 ARS ($)	Mar. 26, 2019 ARS ($)	Feb. 15, 2019 USD ($)	Jan. 17, 2018 ARS ($)	Oct. 20, 2017 ARS ($)
Statement [Line Items]
Foninvemem Receivables Collections									$ 985,879
(loss) Gain On Net Monetary Position						$ 46,291,392,000		$ 50,584,302,000
Trade Receivables						43,892,015,000		$ 44,321,953,000
Thermal Station Brigadier Lopez
Statement [Line Items]
Borrowings Interest Rate								5.00%
Trade Receivables						884,757		$ 1,723,446
Financial debt balance								6,418,733			$ 154,662,725
IIC IFC Facility
Statement [Line Items]
Loans Amounts						18,251,124		22,969,439
Trade Receivables						6,584,869		6,798,864
JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC
Statement [Line Items]
Loans Amounts						15,846,595		17,942,104					$ 180,000,000
Dividend restriction		$ 25,000,000				20,000,000
Installment			$ 34,128,000
Installment 1			$ 55,100,000
Vientos La Genoveva S.A.U
Statement [Line Items]
Loans Amounts						11,527,847		13,826,578							$ 76,100,000
LIBOR plus rate															6.50%
Trade Receivables						1,078,697		743,705
CPR Energy Solutions S.A.U.
Statement [Line Items]
Loans Amounts						1,313,808		1,836,658
Loans Amounts																$ 12,500,000
Borrowings Interest Rate																8.50%
Interest rate increased per annum																0.50%
Vientos La Genoveva II S.A.U.
Statement [Line Items]
Loans Amounts						3,778,232		5,323,030						$ 37,500,000
LIBOR plus rate														5.95%
CPSA Program
Statement [Line Items]
Bond Principal					$ 500,000,000
Manque S.A.U. and CP Los Olivos S.A.U
Statement [Line Items]
Bond Principal				$ 80,000,000
Bonds issued class I												$ 35,160,000
Bonds issued class II												$ 1,109,925
Kreditanstalt f?r Wiederaufbau
Statement [Line Items]
Loan Disbursement										$ 55,200,000
Loans Amounts						$ 5,518,378		7,193,379										$ 56,000,000
LIBOR plus rate																		1.15%
CP La Castellana S.A.U.
Statement [Line Items]
Loans Amounts																					$ 100,050,000
Accrued amount																			$ 5,000,000
LIBOR plus rate																			3.50%
Remaining LIBOR plus rate																			5.25%
CP Achiras S.A.U.
Statement [Line Items]
Loans Amounts																				$ 50,700,000
Accrued amount																	$ 40,700,000
Fixed interest rate																	8.05%
Remaining fixed interest rate																	6.77%
CPSA?s Shares Buyback Program
Statement [Line Items]
Maximum amount of share acquisition	$ 10,000,000
Share price description	The maximum price to be paid for the shares will be USD 4.60 per ADR ("American Depositary Receipt") in NYSE and up to a maximum of ARS 144 per share in BYMA. On November 9, 2022, the Company’s Board of Directors decided to increase the maximum amounts to be paid: USD 5.40 per ADR in NYSE and ARS 167 per share in BYMA
Share purchase during period | shares						125,782	125,782
Share purchase value during period							$ 28,530
CVO Receivables
Statement [Line Items]
Cvo Receivables Collections						$ 12,406,714		$ 15,964,641	$ 18,518,959